Supplement to the
Fidelity® International Enhanced Index Fund, Fidelity® Large Cap Core Enhanced Index Fund, Fidelity® Large Cap Growth Enhanced Index Fund, Fidelity® Large Cap Value Enhanced Index Fund and Fidelity® Mid Cap Enhanced Index Fund
October 30, 2018
STATEMENT OF ADDITIONAL INFORMATION

Anna Lester serves as a portfolio manager of the funds.

The following information supplements information found in the “Management Contracts” section.

Each fund is managed by Geode, a sub-adviser to each fund. Anna Lester is a portfolio manager of each fund and receives compensation for her services. As of June 30, 2019, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to each fund’s relative pre-tax investment performance measured against the index identified below for the fund. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

Fund / Benchmark Index

Fidelity® International Enhanced Index Fund / MSCI EAFE Index (net MA tax)

Fidelity® Large Cap Core Enhanced Index Fund / S&P 500® Index

Fidelity® Large Cap Growth Enhanced Index Fund / Russell 1000® Growth Index

Fidelity® Large Cap Value Enhanced Index Fund / Russell 1000® Value Index

Fidelity® Mid Cap Enhanced Index Fund / Russell Midcap® Index

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate her time and investment ideas across multiple accounts. Securities selected for accounts other than the funds may outperform the securities selected for each fund.

In addition to managing each fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Ms. Lester as of June 30, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	4	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$9,598	$256	$61
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® International Enhanced Index Fund ($1,522 (in millions) assets managed), Fidelity® Large Cap Core Enhanced Index Fund ($833 (in millions) assets managed), Fidelity® Large Cap Growth Enhanced Index Fund ($1,112 (in millions) assets managed), Fidelity® Large Cap Value Enhanced Index Fund ($3,738 (in millions) assets managed), and Fidelity® Mid Cap Enhanced Index Fund ($1,212 (in millions) assets managed).

As of June 30, 2019, the dollar range of shares of Fidelity® International Enhanced Index Fund beneficially owned by Ms. Lester was none. As of June 30, 2019, the dollar range of shares of Fidelity® Large Cap Core Enhanced Index Fund beneficially owned by Ms. Lester was none. As of June 30, 2019, the dollar range of shares of Fidelity® Large Cap Growth Enhanced Index Fund beneficially owned by Ms. Lester was none. As of June 30, 2019, the dollar range of shares of Fidelity® Large Cap Value Enhanced Index beneficially owned by Ms. Lester was none. As of June 30, 2019, the dollar range of shares of Fidelity® Mid Cap Enhanced Index Fund beneficially owned by Ms. Lester was none.

GEIB-19-01 1.893855.111	August 23, 2019

Supplement to the
Fidelity® Small Cap Enhanced Index Fund
April 29, 2019
STATEMENT OF ADDITIONAL INFORMATION

Anna Lester serves as portfolio manager of the fund.

The following information supplements information found in the "Management Contract" section.

Fidelity® Small Cap Enhanced Index Fund is managed by Geode, a sub-adviser to the fund. Anna Lester is a portfolio manager of the fund and receives compensation for her services. As of June 30, 2019, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Small Cap Enhanced Index Fund’s relative pre-tax investment performance measured against the Russell 2000® Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate her time and investment ideas across multiple accounts. Securities selected for accounts other than the funds may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Ms. Lester as of June 30, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	4	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$9,598	$256	$61
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Small Cap Enhanced Index Fund ($651 (in millions) assets managed).

As of June 30, 2019, the dollar range of shares of Fidelity® Small Cap Enhanced Index Fund beneficially owned by Ms. Lester was none.

SCEB-19-01 1.9896653.100	August 23, 2019